Employee Benefit Plans (Postretirement Benefit Plans) (Narrative) (Details) - Other Postretirement Benefit Plan [Member] $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	87.00%
Future Amortization of Gain	$ 10
Future amortization of prior service credit	(1)
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	78
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	75
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	70
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	65
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	60
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 242